Fair Value Measurements and Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements and Marketable Securities

NOTE 6 —MARKETABLE SECURITIES AND FAIR VALUE

The Company accounts for its marketable securities in accordance with ASC 820 “Fair Value Measurements and Disclosures.” ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. For Level 2 securities that have market prices from multiples sources, a “consensus price” or a weighted average price for each of these securities can be derived from a distribution-curve-based algorithm which includes market prices obtained from a variety of industrial standard data providers (e.g. Bloomberg), security master files from large financial institutions, and other third-party sources. Level 2 securities with short maturities and infrequent secondary market trades are typically priced using mathematical calculations adjusted for observable inputs when available.

The following table sets forth the Company’s financial assets (cash equivalents and marketable securities) at fair value on a recurring basis as of March 31, 2017 and December 31, 2016:

	Fair Value as of March 31, 2017	Basis of Fair Value Measurements
(in thousands)		Level 1	Level 2	Level 3
Money market funds	$3,102	$3,102	$—	$—
Corporate debt securities	1,565	—	1,565	—
Government securities	3,199	—	3,199	—
Commercial paper	9,245	—	9,245	—

Total cash equivalents and marketable securities	$17,111	$3,102	$14,009	$—

	Fair Value as of December 31, 2016	Basis of Fair Value Measurements
(in thousands)		Level 1	Level 2	Level 3
Money market funds	$2,746	$2,746	$—	$—
Corporate debt securities	4,206	—	4,206	—
Government securities	5,299	—	5,299	—
Commercial paper	10,966	—	10,966	—

Total cash equivalents and marketable securities	$23,217	$2,746	$20,471	$—

The Company invests in highly-liquid, investment-grade securities. The following is a summary of the Company’s available-for-sale securities at March 31, 2017 and December 31, 2016:

As of March 31, 2017 (in thousands):	Cost Basis	Unrealized Gain	Unrealized Loss	Fair Value
Money market funds	$3,102	$—	$—	$3,102
Corporate debt securities	1,565	—	—	1,565
U.S. Government securities	3,200	—	(1)	3,199
Commercial paper	9,245	—	—	9,245

	17,112	—	(1)	17,111
Less cash equivalents	10,948	—	—	10,948

Total marketable securities	$6,164	$—	$(1)	$6,163

As of December 31, 2016 (in thousands):	Cost Basis	Unrealized Gain	Unrealized Loss	Fair Value
Money market funds	$2,746	$—	$—	$2,746
Corporate debt securities	4,208	—	(2)	4,206
U.S. Government securities	5,299	1	(1)	5,299
Commercial paper	10,966	—	—	10,966

	23,219	1	(3)	23,217
Less cash equivalents	10,217	—	—	10,217

Total marketable securities	$13,002	$1	$(3)	$13,000

There were no realized gains or losses in three months ended March 31, 2017 and 2016, respectively. As of March 31, 2017, the weighted average maturity for the Company’s available for sale securities was 0.5 months, with the longest maturity being July 2017.

The Company does not intend to sell the investments that are in an unrealized loss position, and it is unlikely that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be maturity. The following table provides the breakdown of the marketable securities with unrealized losses at March 31, 2017 (in thousands):

	In loss position for less than twelve months
As of March 31, 2017 (in thousands):	Fair Value	Unrealized Loss
U.S. Government securities	$3,199	$(1)

The Company determined the fair value of the liability associated with its February 2015 warrants to purchase in aggregate 8.3 million shares of outstanding common stock using a Black-Scholes Model. See detailed discussion in Note 4 — Stockholders’ Equity.

NOTE 4—FAIR VALUE MEASUREMENTS AND MARKETABLE SECURITIES

The Company accounts for its marketable securities in accordance with ASC 820 “Fair Value Measurements and Disclosures.” ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value for its financial assets and liabilities. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. For Level 2 securities that have market prices from multiples sources, a “consensus price” or a weighted average price for each of these securities can be derived from a distribution-curve-based algorithm which includes market prices obtained from a variety of industrial standard data providers (e.g. Bloomberg), security master files from large financial institutions, and other third-party sources. Level 2 securities with short maturities and infrequent secondary market trades are typically priced using mathematical calculations adjusted for observable inputs when available.

The following table sets forth the Company’s financial assets (cash equivalents and available-for-sale marketable securities) at fair value on a recurring basis as of December 31, 2016 and 2015:

	Fair Value as of December 31, 2016	Basis of Fair Value Measurements
(in thousands)		Level 1	Level 2	Level 3
Money market funds	$2,746	$2,746	$—	$—
Corporate debt securities	4,206	—	4,206	—
Government securities	5,299	—	5,299	—
Commercial paper	10,966	—	10,966	—

Total cash equivalents and marketable securities	$23,217	$2,746	$20,471	$—

	Fair Value as of December 31, 2015	Basis of Fair Value Measurements
(in thousands)		Level 1	Level 2	Level 3
Money market funds	$5,421	$5,421	$—	$—
Certificates of deposit	696	—	696	—
Corporate debt securities	12,571	—	12,571	—
Government securities	21,769	—	21,769	—
Municipal securities	1,908	—	1,908	—
Commercial paper	6,145	—	6,145	—

Total cash equivalents and marketable securities	$48,510	$5,421	$43,089	$—

The Company invests in highly-liquid, investment-grade securities. The following is a summary of the Company’s available-for-sale securities at December 31, 2016 and 2015:

As of December 31, 2016 (in thousands):	Cost Basis	Unrealized Gain	Unrealized Loss	Fair Value
Money market funds	$2,746	$—	$—	$2,746
Corporate debt securities	4,208	—	(2)	4,206
Government securities	5,299	1	(1)	5,299
Commercial paper	10,966	—	—	10,966

	23,219	1	(3)	23,217
Less cash equivalents	(10,217)	—	—	(10,217)

Total marketable securities	$13,002	$1	$(3)	$13,000

As of December 31, 2015 (in thousands):	Cost Basis	Unrealized Gain	Unrealized Loss	Fair Value
Money market funds	$5,421	$—	$—	$5,421
Certificates of deposit	696	—	—	696
Corporate debt securities	12,578	1	(8)	12,571
Municipal securities	1,908	—	—	1,908
Government securities	21,783	—	(14)	21,769
Commercial paper	6,145	—	—	6,145

	48,531	1	(22)	48,510
Less cash equivalents	(9,419)	—	—	(9,419)

Total marketable securities	$39,112	$1	$(22)	$39,091

There were no realized gains or losses in 2016 and 2015. The Company recognized realized gains of $3,000 in 2014. There were no realized losses in 2014. The Company realized no gains that were previously classified as unrealized gains and losses in accumulated other comprehensive income at December 31, 2014.

As of December 31, 2016, weighted average maturity for the Company’s available for sale securities was approximately 1.7 months, with the longest maturity being June 2017.

The following table provides the breakdown of the marketable securities with unrealized losses at December 31, 2016 (in thousands):

	In loss position for less than twelve months
As of December 31, 2016 (in thousands):	Fair Value	Unrealized Loss
Government securities	$1,997	$(1)
Corporate debt securities	3,391	(2)

Total marketable securities	$5,388	$(3)

The Company classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly. The only Level 3 financial instruments are warrants. The Company determined the fair value of the liability associated with its warrants to purchase 8.3 million shares of outstanding common stock using a Black-Scholes Model. See detailed discussion in Note 8—Stockholders’ Equity.